CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Hedged Option Premium Strategy Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 58 to the Registrant’s Registration Statement (“Amendment No. 58”), and (b) that Amendment No. 58 was filed electronically.

Dated: April 7, 2017	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary